Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Selling, General and Administrative Expense [Abstract]
Employee compensation	¥ 2,256,455		¥ 929,928	¥ 473,302
Marketing and promotional expenses	1,158,519		523,535	239,549
Professional services	578,469		238,740	133,368
Rental and related expenses	450,113		216,111	91,535
Depreciation and amortization expenses	249,765		128,918	38,268
Travel and entertainment expenses	197,187		71,278	32,572
IT consumable, office supply and other low value consumable	167,323		114,668	21,621
Others	283,959		127,529	106,972
Total	¥ 5,341,790	$ 776,931	¥ 2,350,707	¥ 1,137,187